Note 18 - Other Charges (Detail) (USD $)	12 Months Ended	21 Months Ended	9 Months Ended	15 Months Ended	24 Months Ended	12 Months Ended		27 Months Ended	36 Months Ended	48 Months Ended	24 Months Ended	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2014 To Be Expensed in 2014 [Member] Workforce Reduction [Member] Fiscal 2013 Resturcturing Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges and Office Closure Costs [Member] Fiscal 2013 Resturcturing Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges and Office Closure Costs [Member] Restructuring Related To Fiscal 2012 Acquisitions [Member]	Jan. 31, 2014 Workforce Reduction [Member] Restructuring Related To Fiscal 2012 Acquisitions [Member]	Jan. 31, 2013 Workforce Reduction [Member] Fiscal 2012 Restructuring Plan [Member]	Jan. 31, 2013 Workforce Reduction [Member] Fiscal 2010 Restructuring Plan [Member]	Jan. 31, 2014 To Be Expensed in 2014 [Member] Fiscal 2012 Restructuring Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member] Fiscal 2011 Restructuring Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member] Fiscal 2010 Restructuring Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges and Network Consolidation Costs [Member] Fiscal 2011 Restructuring Plan [Member]	Jan. 31, 2012 Restructuring Related To Fiscal 2012 Acquisitions [Member]	Jan. 31, 2013 Fiscal 2012 Restructuring Plan [Member]	Jan. 31, 2012 Fiscal 2012 Restructuring Plan [Member]	Jan. 31, 2012 Fiscal 2011 Restructuring Plan [Member]	Jan. 31, 2011 Fiscal 2011 Restructuring Plan [Member]	Jan. 31, 2012 Restructuring Related To Fiscal 2011 Acquisitions [Member]	Jan. 31, 2011 Restructuring Related To Fiscal 2011 Acquisitions [Member]	Jan. 31, 2013 Fiscal 2010 Restructuring Plan [Member]	Jan. 31, 2011 Fiscal 2010 Restructuring Plan [Member]
Asset Impairment Charges	$ 417,000
Restructuring and Related Cost, Cost Incurred to Date			800,000	500,000
Restructuring and Related Cost, Expected Cost		100,000						100,000
Number of Businesses Acquired												3					3
Restructuring Charges					$ 100,000	$ 16,000	$ 87,000		$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 60,000	$ 117,000	$ 353,000	$ 97,000	$ 866,000	$ 22,000	$ 1,011,000	$ 87,000	$ 156,000